Treasury Stock Retired (Detail) (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accelerated Share Repurchases [Line Items]
Date of meeting of board of directors	Mar. 28, 2011	Mar. 26, 2010	Mar. 26, 2009
Retirement of treasury stock (Shares)	140,000	160,000	920,000
Retirement of treasury stock	¥ 24,195	¥ 27,936	¥ 163,526